STOCKHOLDERS’ EQUITY - 10-K - Warrants Outstanding (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Jul. 31, 2022	May 17, 2022	Dec. 31, 2021	Dec. 31, 2019	Nov. 30, 2018
Class of Warrant or Right [Line Items]
Warrant exercise price (in usd per share)			$ 0.01	$ 0.9382
Warrants Expiring In November 2023
Class of Warrant or Right [Line Items]
Number of Shares (in shares)	8,629
Warrant exercise price (in usd per share)	$ 34.76
Warrants Expiring In December 2023
Class of Warrant or Right [Line Items]
Number of Shares (in shares)	1,438
Warrant exercise price (in usd per share)	$ 34.76
Warrants Expiring In July 2027
Class of Warrant or Right [Line Items]
Number of Shares (in shares)	1,168
Warrant exercise price (in usd per share)	$ 0.01
Private GRI
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		2,720,947			1,405,957
Warrant exercise price (in usd per share)			$ 0.27			$ 0.27	$ 0.27
Private GRI | Warrants Expiring In November 2023
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		675,000			675,000
Warrant exercise price (in usd per share)		$ 0.01			$ 0.01
Private GRI | Warrants Expiring in December 2024
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		461,725			461,725
Warrant exercise price (in usd per share)		$ 0.01			$ 0.01
Private GRI | Warrants Expiring in November 2023, Tranche Two
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		230,770			230,770
Warrant exercise price (in usd per share)		$ 1.30			$ 1.30
Private GRI | Warrants Expiring In December 2023
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		38,462			38,462
Warrant exercise price (in usd per share)		$ 1.30			$ 1.30
Private GRI | Warrants Expiring In July 2027
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		62,500			62,500
Warrant exercise price (in usd per share)		$ 0.01			$ 0.01
Private GRI | Warrants Expiring in March 2028
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		1,252,490			1,252,490
Warrant exercise price (in usd per share)		$ 1.33			$ 1.33